s===============================================================================


                                    GKM FUNDS

                                 GKM GROWTH FUND









                                  ANNUAL REPORT
                                  July 31, 2002












       INVESTMENT ADVISER                               ADMINISTRATOR
       ------------------                               -------------
       GKM ADVISERS, INC.                         ULTIMUS FUND SOLUTIONS, LLC
  11150 Santa Monica Boulevard                         P.O. Box 46707
           Suite 850                             Cincinnati, Ohio 45246-0707
 Los Angeles, California 90025                         1.888.GKM.9518

================================================================================

                                                              September 16, 2002

                                [GRAPHIC OMITTED]

                                   GKM FUNDS




                               THE GKM GROWTH FUND


Dear Shareholders:

As we close our first fiscal year for the GKM Growth Fund, I would like to thank you for having joined us as shareholders of GKM Advisers' first mutual fund. The goal of GKM Advisers is the long-term growth of investment capital. We are committed to helping each of you realize your goals by building wealth through long term investing.

MARKET RECAP AND FUND PERFORMANCE
---------------------------------

During 2002, U.S. and world stock markets have continued a downward trend that has now lasted more than two and a half years. Through July 31, 2002 all major market indices have shown declines for the year, with the S&P 500 down -19.9 %, the NASDAQ Composite Index down -31.8 %, and the Dow Jones Industrials down -11.9 %.

The GKM Growth Fund has outperformed the overall stock market (represented by the S&P 500) year-to-date through July 31, 2002 with a decline of -14.4 % vs. the S&P's -19.9 % decline. So far, the Fund has outperformed the market during down market days (specifically, on 78% of days in which the market declines); this has keyed our relative performance to date.

During periods of severe market turmoil and heightened uncertainty, it can be expected that strong feelings of pessimism and fear can overwhelm the marketplace on a short-term basis. It is important to recognize that, historically, these periods of deep pessimism have typically produced the best long-term buying opportunities. Our investment discipline suggests that this is an unusually opportune time for ownership of equities.

MARKET AND ECONOMIC OUTLOOK
---------------------------

The U.S. Economy, after experiencing mild recession, is now still in the earlier stages of what we believe will be an equally mild recovery. Two other major factors to consider currently are an aggressive federal monetary policy that has taken interest rates to very low levels, and a very stimulative fiscal policy. With these and other developments in mind, our outlook is that this is the wrong time to be holding bonds and most other fixed-income investments, and that the environment for owning equities will be favorable going forward.

THE MISSION OF THE GKM GROWTH FUND
----------------------------------

Our mission for the Fund is to grow shareholder assets over long periods of time. Our portfolio management team has done this in the past quite successfully, and we will continue our primary strategy of owning what we see as the best U.S. companies. The majority of our investments are in the stocks of companies that meet particular criteria:

     o    strong earnings growth
     o    reasonable valuations
     o    quality management
     o    financial strength and stability

Many of these companies have built outstanding franchises through the years, and enjoy a meaningful competitive advantage. We continually search for new investments of this type - strong, growing companies - to add to our portfolio. They are not easy to find. Once we identify a company that meets our criteria, we tend to hold that investment for a long time. This strategy will become evident to you over time, but is already noticeable by our low turnover ratio of 1%. In comparison, the average turnover ratio for domestic stock mutual funds is 130%, as reported by Morningstar.1 Low turnover - while achieving long-term successful investment results - can only be accomplished by making good stock selections and adhering to a sound investment discipline. In other words, if we purchase high quality growing companies at fair prices, we give ourselves a very good chance of being in the enviable position of holding onto these investments with the wind of long-term compounding at our back.

The above stated principles probably sound very simple! The reality of today's investment world, however, is that VERY FEW investors - or investment managers!
- follow these simple, proven principles. The evidence of this lost opportunity can be seen in many ways, including the aforementioned average stock mutual fund turnover ratio of 130% annually. Our portfolio managers have been practicing what this letter preaches through many investment cycles over the past 45 years, and we shall stick with this approach for long-term compounding of investment capital. Our approach leads us to being typically fully invested in stocks of the best companies we can identify.

OUR INVESTMENT VIEW OF THE WORLD
--------------------------------

The GKM Advisers investment view of the world revolves around the principles of capitalism - the change and competition required in satisfying the wants of a free society. We build our portfolio by continually reviewing the macroeconomic landscape and trying to identify change. In our economy, change creates opportunity, and recognition of change is key to successful long-term investing.

From our observation of economic, political, social and consumer trends, we then apply these views to the various sectors of the U.S. stock market. We may substantially overweight or underweight sectors at various points over time, based on our view of the world. The majority of our holdings will be the best companies (as previously defined) within each of these sectors.

The core of our GKM Growth Fund portfolio will typically be built around defendable consumer franchises, as it is the consumer that accounts for a full two-thirds of the U.S. economy. The accompanying chart listing our top 10 holdings as of July 31, 2002 should help to give you an example of our investment thinking.

FINAL COMMENTS
--------------

We welcome the opportunity to speak to our shareholders, should you have any questions or comments regarding the GKM Growth Fund. Please feel free to contact us via our web site at www.gkm.com or give us a call at 888/456-9518. We look forward to working for you - and with you - for many years to come.

Sincerely,

Timothy J. Wahl, CPA
President
GKM Advisers, Inc.




GKM GROWTH FUND - TOP 10 HOLDINGS


COMPANY NAME                                 PERCENTAGE OF FUND ASSETS
------------                                 -------------------------

International Business Machines Corporation             2.4%
Deluxe Corporation                                      2.4%
Microsoft Corporation                                   2.4%
3M Company                                              2.3%
Teva Pharmaceutical Industries Ltd. - ADR               2.3%
Avery Dennison Corporation                              2.2%
Scotts Company (The) - Class A                          2.2%
Hershey Foods Corporation                               2.2%
Pitney Bowes, Inc.                                      2.2%
Symbol Technologies, Inc.                               2.1%

TOTAL - TOP 10 HOLDINGS                                22.7%




---------------------------------
1 Morningstar comment on CBS Marketwatch, March 6, 2002


                                        GKM GROWTH FUND

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GKM GROWTH FUND VERSUS
                                THE STANDARD & POOR'S 500 INDEX

                                       [GRAPHIC OMITTED]

               GKM GROWTH FUND                                        S&P 500 INDEX
               ---------------                                        -------------
    12/28/2001                  $10,000                 12/28/2001                  $10,000
     1/31/2002      -2.00%       $9,800                  1/31/2001      -1.46%       $9,854
     2/28/2002      -1.63%       $9,640                  2/28/2001      -1.93%       $9,664
     3/31/2002       4.56%      $10,080                  3/31/2001       3.76%      $10,028
     4/30/2002      -3.77%       $9,700                  4/30/2001      -6.06%       $9,420
     5/31/2002       0.62%       $9,760                  5/31/2001      -0.74%       $9,350
     6/30/2002      -7.07%       $9,070                  6/30/2001      -7.12%       $8,684
     7/31/2002      -5.62%       $8,560                  7/31/2001      -7.80%       $8,007


     Past performance is not predictive of future performance.

 ==========================================
|                                          |
|       GKM GROWTH FUND TOTAL RETURN*      |
|                                          |
|             SINCE INCEPTION**            |
|                  -14.40%                 |
|                                          |
 ==========================================

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**   Initial public offering of shares was December 28, 2001.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002
--------------------------------------------------------------------------------

ASSETS
   Investments in securities:
      At acquisition cost                                        $8,143,085
                                                                 ==========
      At value (Note 1)                                          $7,534,273
   Dividends receivable                                               2,213
   Other assets                                                         141
                                                                 ----------
          Total Assets                                            7,536,627
                                                                 ----------

LIABILITIES
   Payable for investment securities purchased                      287,231
   Accrued investment advisory fees (Note 3)                          7,521
   Accrued trustees' fees                                             1,251
                                                                 ----------
          Total Liabilities                                         296,003
                                                                 ----------

NET ASSETS                                                       $7,240,624
                                                                 ==========

Net assets consist of:
   Paid-in capital                                               $7,852,032
   Accumulated net realized losses from
    security transactions                                            (2,596)
   Net unrealized depreciation on investments                      (608,812)
                                                                 ----------

                                                                 $7,240,624
                                                                 ==========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                       845,750
                                                                 ==========

Net asset value, redemption price and offering price
   price per share (Note 1)                                      $     8.56
                                                                 ==========


                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JULY 31, 2002(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                     $   11,298
                                                                 ----------

EXPENSES
   Investment advisory fees (Note 3)                                 20,951
   Trustees' fees                                                     1,251
                                                                 ----------
          TOTAL EXPENSES                                             22,202
                                                                 ----------

NET INVESTMENT LOSS                                                 (10,904)
                                                                 ----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions                    (2,596)
   Net change in unrealized appreciation/depreciation
    on investments                                                 (608,812)
                                                                 ----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                  (611,408)
                                                                 ----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $ (622,312)
                                                                 ==========


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.


                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JULY 31, 2002(a)
--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment loss                                           $  (10,904)
   Net realized losses from security transactions                    (2,596)
   Net change in unrealized appreciation/depreciation
    on investments                                                 (608,812)
                                                                 ----------
Net decrease in net assets resulting from operations               (622,312)
                                                                 ----------


FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      8,268,092
   Payments for shares redeemed                                    (505,156)
                                                                 ----------
Net increase in net assets from capital share transactions        7,762,936
                                                                 ----------

TOTAL INCREASE IN NET ASSETS                                      7,140,624

NET ASSETS
   Beginning of period                                              100,000
                                                                 ----------
   End of period                                                 $7,240,624
                                                                 ==========

CAPITAL SHARE ACTIVITY
Sold                                                                898,575
Redeemed                                                            (62,825)
                                                                 ----------
Net increase in shares outstanding                                  835,750
Shares outstanding, beginning of period                              10,000
                                                                 ----------
Shares outstanding, end of period                                   845,750
                                                                 ==========


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
ENDED JULY 31, 2002 (a)
--------------------------------------------------------------------------------

Net asset value at beginning of period                           $    10.00
                                                                 ----------

Loss from investment operations:
   Net investment loss                                                (0.01)
   Net realized and unrealized losses on investments                  (1.43)
                                                                 ----------
Total from investment operations                                      (1.44)
                                                                 ----------

Net asset value at end of period                                 $     8.56
                                                                 ==========

Total return (not annualized)                                        (14.40)%
                                                                 ==========

Net assets at end of period                                      $7,240,624
                                                                 ==========

Ratio of expenses to average net assets                                1.46%(b)

Ratio of net investment loss to average net assets                   (0.72)%(b)

Portfolio turnover rate                                                   1%(b)


(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Annualized.

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2002
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
    --------                                                         -------

               COMMON STOCKS -  97.0%
               AIR FREIGHT AND COURIERS - 3.5%
     2,485     FedEx Corporation                                     $126,611
     2,000     United Parcel Service, Inc. - Class B                  130,680
                                                                     --------
                                                                      257,291
                                                                     --------
               AUTO COMPONENTS - 0.9%
     3,150     ArvinMeritor, Inc.                                      66,654
                                                                     --------

               BANKS - 2.0%
     2,800     Wells Fargo & Company                                  142,408
                                                                     --------

               BEVERAGES - 1.8%
     2,475     Anheuser-Busch Companies, Inc.                         127,982
                                                                     --------

               BUILDING PRODUCTS - 0.9%
     2,850     Masco Corporation                                       68,970
                                                                     --------

               CHEMICALS - 4.6%
     4,000     Engelhard Corporation                                  100,000
     3,450     Scotts Company (The) - Class A*                        156,975
     1,550     Sigma-Aldrich Corporation                               74,276
                                                                     --------
                                                                      331,251
                                                                     --------
               COMMERCIAL SERVICES AND SUPPLIES - 9.1%
     3,100     Automatic Data Processing, Inc.                        115,599
     2,600     Avery Dennison Corporation                             161,746
     4,500     Deluxe Corporation                                     175,005
     2,000     Graco, Inc.                                             50,000
     4,000     Pitney Bowes, Inc.                                     156,000
                                                                     --------
                                                                      658,350
                                                                     --------
               COMMUNICATIONS EQUIPMENT - 2.3%
       300     Cisco Systems, Inc.*                                     3,957
       150     Motorola, Inc.                                           1,740
     5,000     QUALCOMM, Inc.*                                        137,400
     3,410     Tellabs, Inc.*                                          19,539
                                                                     --------
                                                                      162,636
                                                                     --------
               COMPUTERS AND PERIPHERALS - 4.4%
     2,510     International Business Machines Corporation            176,704
     2,870     Lexmark International, Inc.*                           140,286
        50     NCR Corporation*                                         1,315
                                                                     --------
                                                                      318,305
                                                                     --------
               ELECTRONIC EQUIPMENT AND INSTRUMENTS - 6.0%
     3,500     Diebold, Inc.                                          119,245
     3,000     Harman International Industries, Inc.                  129,300
     3,485     Optimal Robotics Corporation - Class A*                 31,051
    16,580     Symbol Technologies, Inc.                              151,541
                                                                     --------
                                                                      431,137
                                                                     --------

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2002
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
    --------                                                         -------

               COMMON STOCKS - 97.0% (CONTINUED)
               FOOD AND DRUG RETAILING - 4.2%
     3,000     Safeway, Inc.*                                        $ 83,460
     4,300     Sysco Corporation                                      112,015
     2,500     Whole Foods Market, Inc.*                              109,675
                                                                     --------
                                                                      305,150
                                                                     --------
               FOOD PRODUCTS - 2.2%
     2,000     Hershey Foods Corporation                              156,920
                                                                     --------

               HEALTH CARE EQUIPMENT AND SUPPLIES - 4.9%
     2,500     Baxter International, Inc.                              99,775
     3,100     Medtronic, Inc.                                        125,240
     2,600     Stryker Corporation                                    131,612
                                                                     --------
                                                                      356,627
                                                                     --------
               HEALTH CARE PROVIDERS AND SERVICES - 5.0%
     2,000     Amgen, Inc.*                                            91,280
     2,300     Cardinal Health, Inc.                                  132,480
     1,600     UnitedHealth Group, Inc.                               140,256
                                                                     --------
                                                                      364,016
                                                                     --------

               HOTELS, RESTAURANTS & LEISURE - 2.0%
     3,000     Harrah's Entertainment, Inc.*                          141,960
                                                                     --------

               INDUSTRIAL CONGLOMERATES - 2.3%
     1,330     3M Company                                             167,354
        60     General Electric Company                                 1,932
                                                                     --------
                                                                      169,286
                                                                     --------
               INTERNET SOFTWARE AND SERVICES - 1.3%
    30,000     Interland, Inc.*                                        91,200
                                                                     --------

               MACHINERY - 1.9%
     1,300     Caterpillar, Inc.                                       58,110
     2,000     Ingersoll-Rand Company - Class A                        76,780
                                                                     --------
                                                                      134,890
                                                                     --------
               MARINE - 0.4%
     4,600     Grupo TMM - S.A. de C.V. - Class A*                     28,566
       100     Grupo TMM - S.A. de C.V. - Class L*                        620
                                                                     --------
                                                                       29,186
                                                                     --------
               MEDIA - 1.9%
     3,080     New York Times Company (The) - Class A                 139,370
                                                                     --------

               METALS AND MINING - 1.9%
     2,500     Nucor Corporation                                      139,575
                                                                     --------

               MULTILINE RETAIL - 1.7%
     4,050     Family Dollar Stores, Inc.                             122,675
                                                                     --------

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2002
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
    --------                                                         -------

               COMMON STOCKS - 97.0% (CONTINUED)
               PERSONAL PRODUCTS - 1.9%
     3,000     Alberto-Culver Company - Class A                      $134,970
                                                                     --------

               PHARMACEUTICALS - 7.8%
     2,940     Abbott Laboratories                                    121,746
       125     Eli Lilly & Company                                      7,303
     1,990     Johnson & Johnson                                      105,470
        40     Merck & Company, Inc.                                    1,984
       155     Novartis AG - ADR                                        6,375
     4,325     Pfizer, Inc.                                           139,914
        40     Pharmacia Corporation                                    1,790
       185     Schering-Plough Corporation                              4,717
     2,495     Teva Pharmaceutical Industries Ltd. - ADR              166,419
       150     Watson Pharmaceuticals, Inc.*                            3,160
        50     Wyeth                                                    1,995
                                                                     --------
                                                                      560,873
                                                                     --------
               REAL ESTATE INVESTMENT TRUST - 0.1%
       500     Urstadt Biddle Properties                                5,640
                                                                     --------

               ROAD AND RAIL- 4.0%
     3,000     Canadian National Railway Company                      143,970
     2,500     Union Pacific Corporation                              146,675
                                                                     --------
                                                                      290,645
                                                                     --------
               SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 4.9%
     2,660     Intel Corporation                                       49,981
     6,000     Intersil Corporation - Class A*                        130,740
     2,810     National Semiconductor Corporation*                     50,889
     5,500     Texas Instruments, Inc.                                127,325
                                                                     --------
                                                                      358,935
                                                                     --------
               SOFTWARE - 5.7%
     5,540     Adobe Systems, Inc.                                    132,738
    20,050     Citrix Systems, Inc.*                                  110,475
     3,560     Microsoft Corporation*                                 170,702
                                                                     --------
                                                                      413,915
                                                                     --------
               SPECIALTY RETAIL - 2.0%
     3,500     Barnes & Noble, Inc.*                                   75,390
     2,000     Costco Wholesale Corporation*                           69,740
       140     Tiffany & Company                                        3,450
                                                                     --------
                                                                      148,580
                                                                     --------
               TEXTILES AND APPAREL - 3.4%
     2,500     Nike, Inc. - Class B                                   123,225
     9,000     Oakley, Inc.*                                          123,750
                                                                     --------
                                                                      246,975
                                                                     --------
               TRADING COMPANIES AND DISTRIBUTORS - 2.0%
     3,000     Grainger (W.W.), Inc.                                  147,120
                                                                     --------

               TOTAL COMMON STOCKS (Cost $7,632,304)              $ 7,023,492
                                                                    ---------

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2002
--------------------------------------------------------------------------------

     SHARES                                                           VALUE
    --------                                                         -------

               MONEY MARKETS - 7.1%
               First American Treasury Obligation Fund - Class S
   510,781      (Cost $510,781)                                   $   510,781
                                                                    ---------

               TOTAL INVESTMENTS AT VALUE - 104.1%
                (Cost $8,143,085)                                 $ 7,534,273

               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)        (293,649)
                                                                    ---------

               NET ASSETS - 100.0%                                $ 7,240,624
                                                                    =========


*    Non-income producing security

                See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The GKM Growth Fund (the "Fund") was organized as a diversified series of The GKM Funds (the "Trust") on October 2, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, Inc. (the "Adviser"). The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     SECURITIES VALUATION - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid price. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002
--------------------------------------------------------------------------------

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the period ended July 31, 2002.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     For the period ended July 31, 2002, the Fund reclassified its net investment loss of $10,904 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

     Additionally, the Fund had net realized capital losses of $2,596 during the period ended July 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending July 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     The tax character of distributable earnings at July 31, 2002 was as follows:

                                                             Total
                  Unrealized            Other            Distributable
                 Depreciation           Losses             Earnings
                --------------      --------------     ----------------

                 $ (608,812)           $ (2,596)          $ (611,408)

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2002
--------------------------------------------------------------------------------

     For federal income tax purposes, the cost of portfolio investments amounted to $8,143,085 at July 31, 2002. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

              Gross unrealized appreciation          $   147,912
              Gross unrealized depreciation             (756,724)
                                                     -----------
              Net unrealized depreciation            $  (608,812)
                                                     ===========

2.   INVESTMENT TRANSACTIONS

     During the period ended July 31, 2002, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $7,649,871 and $14,971, respectively, for the Fund.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Adviser or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

     Under the terms of an Advisory Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment advisory fee at the annual rate of 1.40% of the Fund's average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

     The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

     The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

     A portion of the Fund's portfolio transactions are executed through Gerard Klauer Mattison & Co., Inc. ("GKM"), the parent company of the Adviser. For the period ended July 31, 2002, brokerage commissions of $5,230 were paid by the Fund to GKM.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE GKM FUNDS
LOS ANGELES, CALIFORNIA


We have audited the accompanying statement of assets and liabilities of GKM Growth Fund, a series of shares of The GKM Funds, including the portfolio of investments, as of July 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the period December 28, 2001 (commencement of operations) to July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GKM Growth Fund as of July 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period December 28, 2001 (commencement of operations) to July 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                     TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
AUGUST 26, 2002

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

     Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST               LENGTH OF TIME SERVED
--------------------------------------------------------------------------------------------------------------------
Darrin F. DelConte                                         Trustee                        Trustee since December
11150 Santa Monica Blvd., Suite 850                                                                2001
Los Angeles, CA  90025
Year of Birth:  1966
---------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                        OTHER DIRECTORSHIPS
                                                                                               HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Darrin F. DelConte is Executive Vice President of Pacific Machine  Maintenance Co. (a              None
marine maintenance company).  From October 1998 to  November  1999, he was West  Coast
Regional Manager of Knight Transportation. Prior to October 1998, he was  Director of
Operations of Golden Eagle Express.
---------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST               LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------------------------------
Nicholas G. Tonsich                                        Trustee                         Trustee since December
11150 Santa Monica Blvd., Suite 850                                                                 2001
Los Angeles, CA  90025
Year of Birth:  1961
---------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                       OTHER DIRECTORSHIPS
                                                                                              HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Nicholas G.  Tonsich is a partner in Glaser, Tonsich and  Brajevich  LLP (a law firm).              None
Prior to May 1998, he was an attorney with Jaffe, Trutanich, Scatena & Blum (a law firm).
---------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST                LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------------------------------
Christopher M. Leggio                                      Trustee                         Trustee since June 2002
11150 Santa Monica Blvd., Suite 850
Los Angeles, CA  90025
Year of Birth:  1965
---------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                         OTHER DIRECTORSHIPS
                                                                                               HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
Christopher  M. Leggio is President of Mark Christopher Auto Center (an automobile                  None
dealership).
---------------------------------------------------------------------------------------------------------------------

     The following table provides  information  regarding each Trustee who is an "interested  person" of the Trust, as defined in the Investment  Company Act of 1940, and each officer of the Trust.

----------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST                 LENGTH OF TIME SERVED
----------------------------------------------------------------------------------------------------------------------
Timothy J. Wahl1                                             President and Trustee            President and Trustee
11150 Santa Monica Blvd., Suite 850                                                            since December 2001
Los Angeles, CA  90025
Year of Birth:  1965
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                          OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Timothy J. Wahl is President, Director and Investment Committee Member of the Adviser.                None
Prior to January 2000, Mr. Wahl was sole proprietor of Wahl Financial (an investment advisory firm).
----------------------------------------------------------------------------------------------------------------------
                                                 POSITION(S) HELD WITH TRUST                   LENGTH OF TIME SERVED
           NAME, AGE AND ADDRESS
----------------------------------------------------------------------------------------------------------------------
Jed M. Cohen2                                              Trustee                            Trustee since December
11150 Santa Monica Blvd., Suite 850                                                                    2001
Los Angeles, CA  90025
Year of Birth:  1933
----------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                           OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Jed M. Cohen is Senior Managing  Director of Gerard Klauer Mattison & Co. (a  broker-dealer            None
and parent of the Adviser).  Prior to July 2000, Mr. Cohen was Senior Managing  Director of
Gruntal & Co. (a broker-dealer).
----------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST                 LENGTH OF TIME SERVED
----------------------------------------------------------------------------------------------------------------------
David L. Kahn                                             Secretary                             Secretary since
11150 Santa Monica Blvd., Suite 850                                                              December 2001
Los Angeles, CA  90025
Year of Birth:  1957
----------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                           OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
David L. Kahn is Branch  Manager of the Adviser.  From July 1999 to January 2000, he was an            N/A
Assistant  with Wahl  Financial.  Prior to July 1999, he was a trader for Crowell Weedon (a broker-dealer).
---------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST                 LENGTH OF TIME SERVED
---------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                                        Vice President                        Vice President since
135 Merchant Street, Suite 230                                                                      June 2002
Cincinnati, OH  45246
Year of Birth:  1957
----------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                          OTHER DIRECTORSHIPS
                                                                                                 HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey is a Managing  Director of Ultimus  Fund  Solutions,  LLC and Ultimus Fund            N/A
Distributors,  LLC.  Prior to March 1999, he was President of  Countrywide  Fund  Services,
Inc. (a mutual fund services company).
----------------------------------------------------------------------------------------------------------------------
           NAME, AGE AND ADDRESS                 POSITION(S) HELD WITH TRUST                  LENGTH OF TIME SERVED
----------------------------------------------------------------------------------------------------------------------
Mark J. Seger                                              Treasurer                           Treasurer since June
135 Merchant Street, Suite 230                                                                         2002
Cincinnati, OH  45246
Year of Birth:  1962
----------------------------------------------------------------------------------------------------------------------
           PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                                           OTHER DIRECTORSHIPS
                                                                                                  HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Mark J. Seger is a Managing  Director  of Ultimus  Fund  Solutions,  LLC and  Ultimus  Fund            N/A
Distributors,  LLC. Prior to March 1999, he was First Vice  President of  Countrywide  Fund
Services, Inc.
----------------------------------------------------------------------------------------------------------------------

1    Mr. Wahl is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.
2    Mr. Cohen is an "interested  person" of the Trust because he  is an investment advisory representative of the Adviser.

Additional information about members of the Board of Trustees and  the executive officers is available in  the
Statement of Additional Information  (SAI).  To obtain a free copy of the SAI, please call 1-888-GKM-9518.